SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTSOn February 22, 2022, the Company granted an aggregate of approximately 7.9 million RSUs to certain employees at a grant date fair value of $5.09 per unit. The RSUs vest over three years.